Deposits due to customers - Details of deposits due to customers by type (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 USD ($)
Disclosure of deposits from customers [Line Items]
Present value discount	₩ (144,359)	₩ (184,906)
Total	366,821,156	357,784,297	$ 248,187,521
Deposits in local currency
Disclosure of deposits from customers [Line Items]
Gross carrying amount	315,710,340	311,772,553
Deposits on demand | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	7,880,603	8,803,962
Deposits at termination | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	290,908,040	282,846,971
Mutual installment | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	19,901	21,602
Deposits on notes payables | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	4,000,894	4,119,801
Deposits on CMA | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	120,666	95,237
Certificate of deposits | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	11,742,425	14,767,307
Other deposits | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	1,037,811	1,117,673
Deposits in foreign currencies
Disclosure of deposits from customers [Line Items]
Gross carrying amount	50,844,314	46,011,744
Deposits in foreign currencies | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	50,988,673	46,196,650
Customers Deposits For Beneficiary
Disclosure of deposits from customers [Line Items]
Gross carrying amount	₩ 266,502	₩ 0